28. FINANCIAL INCOME (EXPENSES) (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income
Updated shares - Fair value through profit or loss (Note 14 II)	[1]	R$ 1,190,489
Recognition of the exclusion of ICMS in the PIS and COFINS		81,758	R$ 160,609
Receivables for indemnity		R$ 369,571

[1]	It refers to the appreciation of Usiminas' shares in the amount of R$1,190,489 as of December31, 2020. As of December 31, 2019, Usiminas' shares were reclassified to financial investments and their pricing fluctuation started to be recognized in the financial result.